Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		4 Months Ended
	Jan. 31, 2023	Jan. 20, 2023	Apr. 20, 2023	Mar. 27, 2023
$675 Million Senior Secured Term Loan Facility ($675 Million Credit Facility) [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Prepayment Amount				$ 31,300
Quarterly Unit Cash Distribution From November 12, 2022 to February 11, 2023 | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date		Jan. 20, 2023
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.5625
Distribution Made To Limited And General Partner Distribution Date		Feb. 13, 2023
Distribution Made To Limited And General Partner Date Record		Feb. 06, 2023
Quarterly Unit Cash Distribution From November 22, 2022 to February 21, 2023 | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 31, 2023
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made To Limited And General Partner Distribution Date	Feb. 22, 2023
Distribution Made To Limited And General Partner Date Record	Feb. 15, 2023
Quarterly Unit Cash Distribution From February 12, 2023 to May 11, 2023 [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 20, 2023
Distribution Made to Limited Partner, Distributions Paid, Per Unit			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			May 12, 2023
Distribution Made To Limited And General Partner Date Record			May 05, 2023